LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
LOSS PER SHARE
28.	LOSS PER SHARE

A reconciliation of net loss attributable to the Company in the consolidated statements of comprehensive loss to the numerator for the computation of basic and diluted per share for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net loss attributable to Concord Medical Services Holdings Limited	(261,867)	(284,320)	(234,875)	(34,162)
Accretion of contingently redeemable noncontrolling interests	-	-	(124,355)	(18,087)
Numerator for EPS computation	(261,867)	(284,320)	(359,230)	(52,249)

			For the Years Ended December 31,
	2016	2017	2018		2018
			Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share – basic and diluted	(261,867)	(284,320)	(28,402)	(47,764)	(30,827)	(4,484)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share – basic and diluted	130,631,867	130,091,977	118,940,054	118,940,054	11,164,733	11,164,733
Loss per share – basic and diluted	(2.00)	(2.19)	(2.76)	(0.40)	(2.76)	(0.40)

The effects of share options and Restricted Shares have been excluded from the computation of diluted loss per share for the years ended
December 31, 2016, 2017 and 2018 as their effects would be anti-dilutive.